United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/14

Date of Reporting Period: Quarter ended 06/30/14

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—86.2%
		Alabama—1.3%
$1,000,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	$1,033,680
37,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery )(Series B) ARS (Assured Guaranty Corp. INS), 0.620%, 7/4/2014	37,325,000
4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,663,200
		TOTAL	43,021,880
		Alaska—0.1%
4,000,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,281,680
		Arizona—1.3%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.91% TOBs (Phoenix Children's Hospital),Mandatory Tender 2/5/2020	6,983,830
5,000,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,061,300
2,000,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,000,280
1,000,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, (Series 2003A-2), 0.63% TOBs (Waste Management, Inc.), Mandatory Tender 3/2/2015	999,680
25,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2010), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 9/2/2014	25,000,000
4,500,000		Yavapai County, AZ IDA Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2002), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,620,510
		TOTAL	44,665,600
		Arkansas—0.2%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,120,320
		California—8.0%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 0.95% TOBs, Mandatory Tender 8/1/2017	12,123,960
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.76% TOBs,Mandatory Tender 10/1/2019	14,993,850
9,390,000	[1]	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.86% (Loyola Marymount University), 10/1/2015	9,400,235
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,839,330
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,801,709
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,801,709
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/17/2017	6,415,599
10,000,000		California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,140,200
2,300,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998A), 1.50% (Waste Management, Inc.), 6/1/2018	2,295,193
3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.63% (Waste Management, Inc.), 6/1/2018	3,268,000
5,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.88% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,056,150
9,000,000		California PCFA, Solid Waste Disposal Revenue Bonds , 0.70% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2015	8,999,460
3,500,000		California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.) 5/1/2017	3,502,520
20,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 8/1/2014	20,000,400
2,625,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,625,367
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013C), 0.61% TOBs 12/1/2016	10,004,300
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 0.81% TOBs 12/1/2017	10,105,100
16,665,000		California State, UT GO Bonds, 4.00% TOBs 12/1/2017	18,218,345

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.81%, 5/1/2017	$7,052,850
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.96%, 5/1/2018	9,117,810
11,000,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	11,314,270
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	11,387,200
60,000,000	[1]	California Statewide CDA , Revenue Bonds (Series 2012C), 1.01% TOBs (Kaiser Permanente) 5/1/2017	60,078,000
9,600,000	[1]	East Bay Municipal Utility District, CA Wastewater System, Revenue Refunding Bonds (Series 2011A), 0.38% TOBs, Mandatory Tender 7/8/2015	9,595,200
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,295,260
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,792,075
5,000,000		Val Verde, CA USDT , GO BAN's (Series 2013), 3.00%, 8/1/2018	5,198,150
		TOTAL	270,422,242
		Colorado—0.5%
4,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,169,536
8,250,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.24% TOBs, Mandatory Tender 8/31/2017	8,258,663
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.81% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,835,683
		TOTAL	18,263,882
		Connecticut—3.8%
6,100,000		Connecticut Development Authority, (Series 1999), 0.25% CP (New England Power Co.), Mandatory Tender 8/1/2014	6,100,000
15,000,000		Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.65% TOBs (Yale-New Haven Hospital) 7/1/2019	15,003,000
15,585,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2011C), 0.71%, 5/15/2016	15,662,925
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.46%, 4/15/2015	4,504,545
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.59%, 4/15/2016	5,011,450
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.74%, 4/15/2017	4,011,280
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.94%, 4/15/2018	4,543,290
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.35%, 9/15/2015	3,504,025
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.49%, 9/15/2016	3,009,090
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.58%, 9/15/2017	1,879,819
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.83%, 9/15/2018	2,522,550
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.71%, 3/1/2020	6,336,062
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.81%, 3/1/2021	3,985,640
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.91%, 3/1/2022	3,052,801
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.96%, 3/1/2023	1,488,420
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D), 0.94%, 8/15/2019	15,265,950
10,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-2), 0.40% 01/01/2017	10,000,000
10,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-3), 0.40% 07/01/2017	10,000,000
5,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-4), 0.40%01/01/2018	5,000,000
600,000		West Haven, CT, UT GO Bonds, 3.00% (Assured Guaranty Municipal Corp. INS), 8/1/2015	611,994
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2017	2,148,100
500,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2014	501,265
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2016	2,698,525
		TOTAL	126,840,731
		District of Columbia—1.8%
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.66%, 12/1/2015	10,046,400
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.81%, 12/1/2017	13,448,007
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.66%, 12/1/2015	10,046,400
15,150,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.54% TOBs, Mandatory Tender 6/1/2015	15,164,089

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.64% TOBs, Mandatory Tender 6/1/2016	$12,033,840
		TOTAL	60,738,736
		Florida—2.7%
52,116	[4]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,610
25,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.31% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	25,205,500
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,549,050
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.) 6/15/2016	6,408,547
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.81%, 10/1/2017	21,786,741
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,283,437
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,005,680
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,611,164
2,250,000		Okeechobee County, FL, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,317,883
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,691,805
9,725,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC Financial Group, Inc. INS), 0.500%, 7/4/2014	9,725,000
		TOTAL	90,587,417
		Georgia—1.2%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	509,670
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,024,370
13,000,000		Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,082,810
14,250,000		Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	14,318,400
4,500,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,514,940
2,425,000		Monroe County, GA Development Authority, PCR Bonds (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,430,699
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,217,740
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	443,548
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,024,370
		TOTAL	39,566,547
		Illinois—6.8%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.81% TOBs, Mandatory Tender 6/1/2017	11,718,840
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.89% TOBs, Mandatory Tender 6/1/2018	15,551,200
10,325,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs (United States Treasury PRF 1/1/2015), Mandatory Tender 1/1/2015	10,574,968
15,980,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2015	16,371,830
21,030,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	22,461,512
18,455,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	20,352,359
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	19,799,479
10,000,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,531,100
10,400,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	11,212,240
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,807,817
1,175,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,330,382
4,000,000		Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.13% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,000,200
1,260,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2015	1,307,174
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2016	1,056,520

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$7,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2015	$7,270,900
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,093,080
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,182,500
12,705,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,003,441
10,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	10,949,800
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,563,393
4,350,000		Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,456,575
7,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2016	7,258,510
5,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2017	5,232,700
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2017	2,143,880
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	3,065,944
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,478,733
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,507,500
		TOTAL	229,282,577
		Indiana—1.6%
7,525,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2016	8,021,499
700,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	776,580
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,139,200
10,000,000		Indiana State EDA, (Series A), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 9/2/2014	10,000,000
10,000,000		Indiana State Finance Authority, Health Facility Revenue BANs (Series 2013A), 2.20% (Cameron Memorial Community Hospital, Inc.), 2/1/2016	10,046,500
1,500,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,537,080
5,000,000		Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,036,250
15,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,056,300
		TOTAL	52,613,409
		Kansas—0.1%
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,048,360
		Kentucky—0.9%
3,000,000		Kentucky EDFA , (Series A), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 9/2/2014	2,999,970
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	22,625,771
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,931,336
		TOTAL	31,557,077
		Louisiana—3.2%
21,490,000	[1]	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.91% TOBs, Mandatory Tender 8/1/2014	21,494,728
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA , Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 0.81% TOBs (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	21,120,120
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.58% TOBs, Mandatory Tender 5/1/2017	15,995,360
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.66% TOBs, Mandatory Tender 5/1/2018	14,420,736
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.13% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,149,000
21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	21,567,152
2,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2016	2,414,992
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,205,740
		TOTAL	109,367,828

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—2.0%
$18,830,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.25% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	$19,040,143
23,900,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.93% TOBs (Johns Hopkins Hospital) , Mandatory Tender11/15/2017	23,997,273
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.70% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	16,978,580
8,705,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.68% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,687,416
		TOTAL	68,703,412
		Massachusetts—2.8%
13,815,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.46%, 2/1/2015	13,819,144
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.54%, 2/1/2016	15,004,950
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.58%, 9/1/2016	4,016,240
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.38%, 1/1/2017	20,036,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.49%, 1/1/2018	10,043,100
3,500,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.72%, 2/1/2015	3,500,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (SIFMA Index Bonds) (Series 2013A), 0.42%, 2/1/2017	10,016,400
1,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	1,250,175
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,048,160
6,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	6,250,875
3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,407,203
1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,537,020
3,000,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2002), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,004,980
1,575,000		Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	1,575,378
		TOTAL	94,509,625
		Michigan—3.0%
15,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/16/2015	15,553,320
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,079,000
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,127,100
10,000,000		Michigan State Strategic Fund, Revenue Bonds, 1.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	10,004,300
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.13% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,214,447
22,500,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.61% TOBs (Q-SBLF GTD) 11/1/2015	22,479,075
20,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012F), 0.46% TOBs, Mandatory Tender 4/1/2016	20,032,000
		TOTAL	102,489,242
		Mississippi—0.4%
800,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 1.38% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2017	797,408
11,385,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.59%, 9/1/2017	11,386,594
		TOTAL	12,184,002
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,808,993
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,027,130

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$2,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	$2,132,220
		TOTAL	6,968,343
		Nebraska—0.1%
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	780,915
250,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	254,900
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	543,340
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	833,640
		TOTAL	2,412,795
		New Hampshire—0.5%
10,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.40% CP (New England Power Co.), Mandatory Tender 8/11/2014	10,000,300
5,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,146,200
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	2,053,560
		TOTAL	17,200,060
		New Jersey—6.1%
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,364,822
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	779,490
5,100,000		Logan Township, NJ, (Series 2013A), 1.25% BANs, 10/30/2014	5,109,129
6,126,000		Lyndhurst Township, NJ, 1.00% BANs, 3/18/2015	6,139,600
13,000,000	[1]	New Jersey EDA, School Facilites Construction SIFMA Index Bonds (Series 2012G), 0.64% (New Jersey State), 2/1/2015	13,009,490
18,500,000	[1]	New Jersey EDA, School Facilites Construction SIFMA Index Bonds (Series 2012H), 0.96% (New Jersey State), 2/1/2017	18,665,760
82,100,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series E), 1.76% (New Jersey State), 2/1/2016	83,164,016
1,250,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,250,163
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,568,835
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,172,840
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,088,920
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 D-3), 0.74% TOBs, Mandatory Tender 1/1/2018	6,650,904
7,235,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-1), 0.59% TOBs, Mandatory Tender 1/1/2016	7,258,441
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-2), 0.68% TOBs, Mandatory Tender 1/1/2017	5,008,950
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.54%, 1/1/2017	9,984,100
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.61%, 1/1/2018	9,994,300
4,853,000		Newark, NJ, (Series 2013G), 1.50% RANs, 12/10/2014	4,866,637
15,000,000		Newark, NJ, (Series 2014A), 1.75% TANs, 2/20/2015	15,035,400
9,553,000		Newark, NJ, (Series 2014B), 1.75% BANs, 6/24/2015	9,620,062
2,000,000		Newark, NJ, (Series 2014C), 1.75% BANs, 6/24/2015	2,014,040
		TOTAL	207,745,899
		New York—12.6%
11,141,000		Colonie, NY, 1.25% BANs, 3/19/2015	11,177,097
3,100,000		Croton Falls, NY Fire District, 1.50% BANs, 11/21/2014	3,105,983
10,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.74% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2014	10,004,600
5,830,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	5,915,701
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.81% (MTA Dedicated Tax Fund), 11/1/2017	8,037,680

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 0.96% (MTA Dedicated Tax Fund), 11/1/2018	$14,078,260
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.01% (MTA Dedicated Tax Fund), 11/1/2019	15,059,700
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b), 0.70% TOBs (MTA Transportation Revenue)/(Assured Guaranty Municipal Corp. INS) 5/15/2018	5,005,750
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1c), 0.79% (MTA Transportation Revenue), 11/1/2016	3,023,880
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 0.93% (MTA Transportation Revenue), 11/1/2017	2,024,120
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1g), 0.75% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	5,023,300
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1h), 0.95% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	5,058,400
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.63% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	18,957,645
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.80% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,981,660
17,770,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.94% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,990,170
17,000,000		Nassau County, NY, (Series 2013B), 2.00% BANs, 7/1/2014	17,000,850
13,500,000		Nassau County, NY, (Series 2014A), 2.00% BANs, 2/2/2015	13,627,980
14,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.44%, 8/1/2021	14,005,040
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.53%, 8/1/2021	15,006,150
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.61%, 8/1/2025	12,700,889
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	5,789,795
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,618,571
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	13,984,659
7,585,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	7,617,009
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	16,025,929
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,058,889
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,101,460
10,000,000		New York State Environmental Facilities Corp., Solid Waste Disposal Refunding Revenue Bonds (Series 2012), 0.45% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	10,000,100
5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,172,350
10,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	10,083,300
7,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund term Preferred Shares (Series 2017), 0.68%, 10/1/2017	7,500,075
1,000,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 3.00%, 1/15/2016	1,038,530
1,500,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2017	1,618,980
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,321,995
3,980,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 3.00%, 8/15/2016	4,174,065
1,600,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2017	1,748,112
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,902,303
8,000,000		Rockland County, NY, 2.00% TANs, 3/17/2015	8,060,000
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (Assured Guaranty Municipal Corp. INS), 3/1/2018	2,064,130
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (Assured Guaranty Municipal Corp. INS), 3/1/2019	2,585,970
20,000,000		Suffolk County, NY, (2014 Series II), 1.50% TANs, 8/14/2014	20,019,200
7,000,000		Suffolk County, NY, (Series 2014A), 1.50% BANs, 5/1/2015	7,055,440
7,500,000		Suffolk County, NY, 1.50% RANs, 3/26/2015	7,549,650
2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	2,604,175
3,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	3,776,780
9,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	9,722,430

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	$7,545,757
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	10,244,200
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,343,541
8,472,100		Utica, NY, (Series 2014B), 1.25% BANs, 5/7/2015	8,493,619
		TOTAL	425,605,869
		North Carolina—2.9%
10,500,000		North Carolina Capital Facilities Finance Agency, (Series 2013), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 9/15/2014	10,500,105
35,000,000		North Carolina Capital Facilities Finance Agency, (Series A), 0.30% TOBs (Republic Services, Inc.), Mandatory Tender 9/2/2014	35,000,000
3,000,000		North Carolina Capital Facilities Finance Agency, (Series B), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 9/2/2014	2,999,910
5,570,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	5,704,850
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,603,980
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	4,985,190
2,855,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	2,924,120
2,890,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.80% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,881,099
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.55% TOBs, Mandatory Tender 12/1/2015	20,031,000
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.85% TOBs, Mandatory Tender 12/1/2017	12,893,182
		TOTAL	99,523,436
		Ohio—1.8%
5,000,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,089,850
8,500,000		Ohio State Air Quality Development Authority, 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	8,905,960
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,189,400
3,000,000		Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,036,240
13,000,000	[1]	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.31% (University of Dayton), 7/1/2016	13,029,510
2,000,000		Ohio Water Development Authority, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,060,340
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	8,032,400
1,400,000		Richland County, OH, (Series 2014A), 1.60% BANs, 1/7/2015	1,405,068
		TOTAL	61,748,768
		Oklahoma—1.3%
100,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2014	100,437
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	785,453
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,465,947
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,527,721
2,050,000		Cleveland County, OK Educational Facilities Authority, Educational Facilities Lease Revenue Bonds (Series 2013), 5.00% (Moore Public Schools), 6/1/2015	2,139,790
1,500,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,517,100
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,633,908
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,647,313
13,000,000		Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,037,180
7,595,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.86% TOBs 8/1/2018	7,616,646
3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,459,799
		TOTAL	43,931,294

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oregon—0.4%
$3,200,000		Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2000-A), 0.75% TOBs (Waste Management, Inc.) 5/1/2015	$3,199,296
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,067,230
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,719,905
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,349,396
		TOTAL	12,335,827
		Pennsylvania—4.0%
4,125,000		Allegheny County, PA HDA , Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,295,857
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	8,743,326
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	10,082,300
1,000,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.50%, 5/1/2015	998,660
7,500,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.80% TOBs 5/2/2016	7,491,075
3,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 0.88% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2017	3,001,860
8,700,000		Chester County, PA IDA, Student Housing Revenue BANs (Series 2013C-1), 1.60% (University Student Housing LLC), 2/1/2015	8,704,176
5,975,000	[1]	Downingtown Area School District, PA, UT GO Bonds (Series 2010), 0.43% TOBs 5/1/2016	5,958,210
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 0.85% TOBs, Mandatory Tender 6/5/2017	16,467,201
500,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2015	511,125
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	659,256
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	405,293
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	686,600
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.46% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2043	7,924,240
15,000,000		Pennsylvania EDFA, (Series 2013), 0.45% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	14,999,700
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,239,027
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,587,165
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.66%, 12/1/2017	10,910,795
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.74%, 12/1/2018	11,045,870
6,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.66%, 12/1/2018	6,002,640
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.94%, 12/1/2020	4,012,280
1,430,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.80% (Guthrie Healthcare System, PA), 12/1/2017	1,411,339
		TOTAL	134,137,995
		Rhode Island—0.5%
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,721,409
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	4,825,116
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,478,777
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	4,946,139
		TOTAL	16,971,441
		South Carolina—0.6%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.78% TOBs, Mandatory Tender 1/1/2018	17,465,458
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.88% (Waste Management, Inc.), 2/1/2015	2,029,180
		TOTAL	19,494,638
		Tennessee—1.5%
7,500,000		Lewisburg, TN IDB, (Series 2012), 0.45% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	7,500,150
20,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.46% TOBs (Vanderbilt University) 10/1/2015	19,988,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.66% TOBs (Vanderbilt University) 10/1/2017	$23,609,040
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,092,090
		TOTAL	52,189,280
		Texas—6.9%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Put Bonds (Series 2013B), 3.00% TOBs, Mandatory Tender 1/4/2016	5,087,450
12,890,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2015	13,120,344
5,625,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series2014B-2), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2017	5,972,063
5,000,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series2014B-3), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2015	5,083,900
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	2,906,240
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014B), 0.64% TOBs (Memorial Hermann Health System) 12/1/2019	10,004,800
1,170,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.36% (Memorial Hermann Health System), 6/1/2015	1,170,421
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.46% (Memorial Hermann Health System), 6/1/2016	1,047,477
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.56% (Memorial Hermann Health System), 6/1/2017	3,606,984
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.66% (Memorial Hermann Health System), 6/1/2018	1,814,710
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.76% (Memorial Hermann Health System), 6/1/2019	2,249,910
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.81% (Memorial Hermann Health System), 6/1/2020	1,996,160
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.89% (Memorial Hermann Health System), 6/1/2021	3,695,679
1,770,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,792,992
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	3,839,870
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.65% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2015	25,058,500
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.70% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2016	3,770,888
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.61% TOBs, Mandatory Tender 6/1/2015	3,003,930
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.81% TOBs, Mandatory Tender 6/1/2017	10,086,200
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.66% TOBs, Mandatory Tender 8/1/2016	15,050,850
8,550,000	[1]	Houston, TX Higher Education Finance Corp., Higher Education Revenue Refunding Bonds (Series 2013B), 0.59% TOBs (Rice University), Mandatory Tender 11/16/2017	8,584,627
2,000,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,016,460
2,795,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	2,940,088
1,340,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,351,028
2,600,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,734,966
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,195,800
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	15,630,750
500,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	500,065
1,085,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,133,662
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate), 0.86% TOBs 1/1/2019	9,999,600

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$8,060,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012A), 2.00% TOBs, Mandatory Tender 12/1/2014	$8,120,934
7,000,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,126,140
7,500,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,755,750
15,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue Bonds (Series 2013F), 0.74% TOBs, Mandatory Tender 11/1/2016	15,001,050
19,000,000		Texas State Transportation Commission, First Tier Revenue Refunding Bonds (Series 2012-A), 1.25% TOBs (Central Texas Turnpike System), Mandatory Tender 2/15/2015	19,070,110
		TOTAL	232,520,398
		Utah—0.4%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 1.65% TOBs (Nucor Corp.), Optional Tender 10/1/2014	3,300,363
9,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.38% (United States Steel Corp.), 11/1/2015	9,268,200
		TOTAL	12,568,563
		Virginia—1.3%
2,650,000		Amelia County, VA IDA, (Series 2002), 0.63% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,648,914
1,820,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,823,203
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue bonds (Series 2004A), 3.13% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,065,776
2,000,000		Charles City County, VA IDA, Tax-Exempt Adujustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.88% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,022,460
2,000,000		Gloucester County, VA IDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	2,003,320
8,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,018,960
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	644,237
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,179,540
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,606,187
5,440,000		Smyth County, VA, GO Literary LAN (Series 2011B), 3.00%, (United States Treasury PRF 11/1/2013@100) 5/1/2016	5,450,499
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.38% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,205,300
		TOTAL	42,668,396
		Washington—1.0%
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	13,380,250
4,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2015	4,173,320
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2016	3,249,690
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,676,190
5,000,000		Washington State EDFA , Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,011,400
7,500,000		Washington State EDFA , Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,517,100
		TOTAL	35,007,950
		West Virginia—1.7%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2014	8,523,885
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.13% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,180,200
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,757,400
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	392,696
800,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	809,768
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	741,790

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$21,225,000	[1]	West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.71% TOBs (West Virginia University), Mandatory Tender 10/1/2014	$21,228,608
		TOTAL	58,634,347
		Wisconsin—0.6%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,066,240
760,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	770,298
3,685,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	4,078,189
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,420,218
		TOTAL	19,334,945
		Wyoming—0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 1.85% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2014	4,203,822
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,897,754,137)	2,915,468,633
		SHORT-TERM MUNICIPALS—13.1%[5]
		Alabama—0.6%
730,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.500%, 7/3/2014	730,000
800,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.400%, 7/3/2014	800,000
13,985,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.240%, 7/3/2014	13,985,000
4,500,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.470%, 7/3/2014	4,500,000
500,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Regions Bank, Alabama LOC), 2.250%, 7/4/2014	500,000
		TOTAL	20,515,000
		Arizona—0.2%
5,975,000		Maricopa County, AZ Pollution Control Corp., (Series 2009A) Weekly VRDNs (Arizona Public Service Co.), 0.290%, 7/2/2014	5,975,000
		Colorado—0.1%
2,000,000		Denver (City & County), CO, (Series 2007G-2) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.260%, 7/1/2014	2,000,000
		Florida—0.3%
2,400,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.220%, 7/2/2014	2,400,000
6,700,000	[2,3]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.38%, 7/3/2014	6,700,000
2,250,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.210%, 7/2/2014	2,250,000
		TOTAL	11,350,000
		Georgia—1.1%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.050%, 7/3/2014	5,440,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 0.510%, 7/3/2014	7,970,000
4,195,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.530%, 7/3/2014	4,195,000
6,400,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.220%, 7/2/2014	6,400,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.470%, 7/3/2014	12,900,000
		TOTAL	36,905,000
		Illinois—0.3%
9,345,000	[2,3]	Chicago, IL Board of Education, PUTTERS (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 7/3/2014	9,345,000
		Indiana—0.7%
22,250,000		Indiana State Finance Authority Enviornmental Revenue, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.55%, 7/2/2014	22,250,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[5]
	Louisiana—1.0%
$34,500,000	St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.23%, 7/3/2014	$34,500,000
	Mississippi—0.5%
13,560,000	Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.47%, 7/3/2014	13,560,000
3,185,000	Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.55%, 7/3/2014	3,185,000
	TOTAL	16,745,000
	Multi State—0.7%
23,095,000	ROCS Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.000%, 7/3/2014	23,095,000
	New Hampshire—0.2%
6,000,000	New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 0.32% CP (New England Power Co.), Mandatory Tender 8/8/2014	6,000,000
	New Jersey—1.3%
2,775,000	New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.500%, 7/3/2014	2,775,000
7,980,000	New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.460%, 7/4/2014	7,980,000
7,980,000	New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.460%, 7/4/2014	7,980,000
26,200,000	New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Santander Bank, N.A. LOC), 1.000%, 7/3/2014	26,200,000
	TOTAL	44,935,000
	North Carolina—0.6%
8,700,000	Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.200%, 7/2/2014	8,700,000
12,820,000	North Carolina Eastern Municipal Power Agency, P-FLOATS (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.390%, 7/3/2014	12,820,000
	TOTAL	21,520,000
	Pennsylvania—1.5%
50,000,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.650%, 7/3/2014	50,000,000
	South Carolina—0.4%
13,000,000	Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.330%, 7/2/2014	13,000,000
	Tennessee—0.0%
1,200,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.660%, 7/3/2014	1,200,000
	Texas—2.8%
34,100,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 7/1/2014	34,100,000
33,700,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 7/1/2014	33,700,000
21,300,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 7/1/2014	21,300,000
4,000,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009B) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 7/1/2014	4,000,000
2,000,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 7/1/2014	2,000,000
	TOTAL	95,100,000
	Virginia—0.7%
25,350,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.50% CP (Virginia Electric & Power Co.), Mandatory Tender 7/16/2014	25,350,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[5]
	West Virginia—0.1%
$4,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.25% CP (Virginia Electric & Power Co.), Mandatory Tender 8/1/2014	$4,000,000
	TOTAL SHORT-TERM MUNICIPALS—13.1% (AT AMORTIZED COST)	443,785,000
	TOTAL INVESTMENTS—99.3% (AT IDENTIFIED COST $3,341,539,137)[6]	3,359,253,633
	OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	23,867,460
	TOTAL NET ASSETS—100%	$3,383,121,093
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.1% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these liquid restricted securities amounted to $24,545,075, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2014, these liquid restricted securities amounted to $24,545,075, which represented 0.7% of total net assets.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Instruments.
6	At June 30, 2014, the cost of investments for federal tax purposes was $3,341,541,259.The net unrealized appreciation of investments for federal tax purposes was $17,712,374. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,955,756 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,243,382.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2014, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CHE	—Catholic Health East
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
Q-SBLF	—Qualified School Bond Loan Fund
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014